Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2025
Fidelity Value Strategies Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	9.31%
Past 5 years	12.09%
Past 10 years	9.84%
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%